Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024, and our financial performance for each such fiscal year:
Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Chief Executive Officer ($)(1)	Compensation Actually Paid to Chief Executive Officer ($)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-CEO Named Executive Officers ($)(4)	Total Stockholder Return (TSR)($)	Peer Group (Russell 2000) Total Stockholder Return (TSR) ($)(5)	Net Income (millions) ($)	Company Selected Performance Measure (ROIC) ($)(6)
2024	9,053,207	9,170,044	2,057,380	2,048,423	212.18	142.93	291.2	24.4%
2023	7,537,395	17,117,986	1,789,288	3,166,332	215.68	128.14	262.1	24.3%
2022	7,076,495	4,065,476	1,836,521	1,411,117	150.22	109.59	251.5	22.8%
2021	7,070,685	25,106,690	1,903,300	5,777,567	197.84	137.74	165.7	18.4%
2020	5,328,463	8,977,335	1,582,672	2,355,261	123.16	119.96	114.3	14.2%

(1)
The amounts in this column reflect the total compensation disclosed in the Summary Compensation Table (“SCT”) of the Proxy Statement covering the applicable fiscal year for Robert J. Pagano, Jr., Chief Executive Officer, President and, since 2021, Chairperson of the Board.

(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Pagano as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pagano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pagano’s total compensation for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO(7) (8)	2024(9)	2023	2022	2021	2020
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(5,848,188)	(4,382,012)	(3,972,831)	(3,887,210)	(3,122,231)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	3,997,488	7,922,337	5,839,841	8,784,833	5,710,407
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	2,732,352	—	—	—	—
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(379,286)	3,738,743	(1,763,267)	7,306,301	1,155,712
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(557,122)	2,138,966	(3,268,280)	5,621,946	(202,386)
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during Applicable Year ($)	171,593	162,557	153,518	210,135	107,370
Total Adjustments ($)	116,837	9,580,591	(3,011,019)	18,036,005	3,648,872

(3)
The amounts in this column reflect the average total compensation disclosed in the SCT of the Proxy Statement covering the applicable fiscal year for the Company’s named executive officers (other than Mr. Pagano) as a group. The named executive officers included in the calculation of such average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Shashank Patel (Chief Financial Officer), Andre Dhawan (Chief Operating Officer), Elie A. Melhem (President, Asia-Pacific, the Middle East & Africa) and Kenneth R. Lepage (General Counsel, Chief Sustainability Officer & Secretary); and (ii) for 2021 and 2020, Messrs. Patel, Melhem and Lepage and Munish Nanda (President, Americas & Europe).

(4)
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s named executive officers (other than Mr. Pagano) as a group as computed in accordance with Item 402(v) of Regulation S-K. The named executive officers for each applicable year are set forth in footnote 3 above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for such officers for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for non-CEO Named Executive Officers for the Applicable Year(7) (8)	2024(9)	2023(10)	2022(11)	2021(12)	2020
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(901,346)	(614,652)	(837,492)	(755,732)	(694,494)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	918,408	983,990	944,536	1,661,076	1,240,944
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	91,790	104,639	123,089	98,513	—
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(68,251)	557,321	(237,348)	1,632,875	270,740
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(74,436)	322,054	(434,999)	1,196,663	(65,427)
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during the Applicable Year ($)	24,879	23,692	16,810	40,872	20,826
Total Adjustments ($)	(8,957)	1,377,044	(425,404)	3,874,267	772,589

(5)
For the relevant fiscal year, represents the cumulative TSR of the Russell 2000 Index (the “Peer Group TSR”).

(6)
See “Performance Stock Unit Awards” within the “Elements of Compensation” section of the Compensation Discussion and Analysis for a description of the calculation of ROIC.

(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.

(9)
For purposes of 2024 adjustments to determine compensation actually paid, all unvested shares under Mr. Pagano’s 2022 and 2023 deferred stock awards are deemed to have vested on May 27, 2024, and Mr. Pagano’s 2024 deferred stock award is deemed to have vested on December 31, 2024, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements. Mr. Melhem’s 2024 deferred stock award is deemed to have vested on December 31, 2024, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.

(10)
For purposes of 2023 adjustments to determine compensation actually paid, Mr. Melhem’s 2023 deferred stock award is deemed to have vested on December 31, 2023, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.

(11)
For purposes of 2022 adjustments to determine compensation actually paid, Mr. Melhem’s 2022 deferred stock award is deemed to have vested on December 31, 2022, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.

(12)
For purposes of 2021 adjustments to determine compensation actually paid, all unvested shares under Mr. Melhem’s 2019, 2020 and 2021 deferred stock awards are deemed to have vested on July 25, 2021, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote
(1)
The amounts in this column reflect the total compensation disclosed in the Summary Compensation Table (“SCT”) of the Proxy Statement covering the applicable fiscal year for Robert J. Pagano, Jr., Chief Executive Officer, President and, since 2021, Chairperson of the Board.
(3)
The amounts in this column reflect the average total compensation disclosed in the SCT of the Proxy Statement covering the applicable fiscal year for the Company’s named executive officers (other than Mr. Pagano) as a group. The named executive officers included in the calculation of such average amounts in each applicable year are as follows: (i) for 2024, 2023 and 2022, Shashank Patel (Chief Financial Officer), Andre Dhawan (Chief Operating Officer), Elie A. Melhem (President, Asia-Pacific, the Middle East & Africa) and Kenneth R. Lepage (General Counsel, Chief Sustainability Officer & Secretary); and (ii) for 2021 and 2020, Messrs. Patel, Melhem and Lepage and Munish Nanda (President, Americas & Europe).

Peer Group Issuers, Footnote	(5) For the relevant fiscal year, represents the cumulative TSR of the Russell 2000 Index (the “Peer Group TSR”).
PEO Total Compensation Amount	$ 9,053,207	$ 7,537,395	$ 7,076,495	$ 7,070,685	$ 5,328,463
PEO Actually Paid Compensation Amount	$ 9,170,044	17,117,986	4,065,476	25,106,690	8,977,335
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Pagano as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pagano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pagano’s total compensation for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO(7) (8)	2024(9)	2023	2022	2021	2020
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(5,848,188)	(4,382,012)	(3,972,831)	(3,887,210)	(3,122,231)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	3,997,488	7,922,337	5,839,841	8,784,833	5,710,407
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	2,732,352	—	—	—	—
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(379,286)	3,738,743	(1,763,267)	7,306,301	1,155,712
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(557,122)	2,138,966	(3,268,280)	5,621,946	(202,386)
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during Applicable Year ($)	171,593	162,557	153,518	210,135	107,370
Total Adjustments ($)	116,837	9,580,591	(3,011,019)	18,036,005	3,648,872
(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.
(9)
For purposes of 2024 adjustments to determine compensation actually paid, all unvested shares under Mr. Pagano’s 2022 and 2023 deferred stock awards are deemed to have vested on May 27, 2024, and Mr. Pagano’s 2024 deferred stock award is deemed to have vested on December 31, 2024, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements. Mr. Melhem’s 2024 deferred stock award is deemed to have vested on December 31, 2024, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.

Non-PEO NEO Average Total Compensation Amount	$ 2,057,380	1,789,288	1,836,521	1,903,300	1,582,672
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,048,423	3,166,332	1,411,117	5,777,567	2,355,261
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s named executive officers (other than Mr. Pagano) as a group as computed in accordance with Item 402(v) of Regulation S-K. The named executive officers for each applicable year are set forth in footnote 3 above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for such officers for each year shown in the table to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for non-CEO Named Executive Officers for the Applicable Year(7) (8)	2024(9)	2023(10)	2022(11)	2021(12)	2020
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	(901,346)	(614,652)	(837,492)	(755,732)	(694,494)
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	918,408	983,990	944,536	1,661,076	1,240,944
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	91,790	104,639	123,089	98,513	—
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	(68,251)	557,321	(237,348)	1,632,875	270,740
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	(74,436)	322,054	(434,999)	1,196,663	(65,427)
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during the Applicable Year ($)	24,879	23,692	16,810	40,872	20,826
Total Adjustments ($)	(8,957)	1,377,044	(425,404)	3,874,267	772,589
(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.
(9)
For purposes of 2024 adjustments to determine compensation actually paid, all unvested shares under Mr. Pagano’s 2022 and 2023 deferred stock awards are deemed to have vested on May 27, 2024, and Mr. Pagano’s 2024 deferred stock award is deemed to have vested on December 31, 2024, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements. Mr. Melhem’s 2024 deferred stock award is deemed to have vested on December 31, 2024, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.
(10)
For purposes of 2023 adjustments to determine compensation actually paid, Mr. Melhem’s 2023 deferred stock award is deemed to have vested on December 31, 2023, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.
(11)
For purposes of 2022 adjustments to determine compensation actually paid, Mr. Melhem’s 2022 deferred stock award is deemed to have vested on December 31, 2022, the date as of which such award became eligible for retirement vesting under the terms of the grant agreement.

(12)
For purposes of 2021 adjustments to determine compensation actually paid, all unvested shares under Mr. Melhem’s 2019, 2020 and 2021 deferred stock awards are deemed to have vested on July 25, 2021, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company-Selected Financial Measures:
In the Company’s assessment, the following financial measures represent the most important financial performance measures used by the Company for 2024 to link compensation actually paid to our Chief Executive Officer and our other Named Executive Officers to the Company’s performance:
ROIC
Revenue CAGR
Consolidated Net Sales
Consolidated Adjusted Net Income
Consolidated Free Cash Flow

Total Shareholder Return Amount	$ 212.18	215.68	150.22	197.84	123.16
Peer Group Total Shareholder Return Amount	142.93	128.14	109.59	137.74	119.96
Net Income (Loss)	$ 291.2	$ 262.1	$ 251.5	$ 165.7	$ 114.3
Company Selected Measure Amount	24.4	24.3	22.8	18.4	14.2
PEO Name	Robert J. Pagano, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Non-GAAP Measure Description	(6) See “Performance Stock Unit Awards” within the “Elements of Compensation” section of the Compensation Discussion and Analysis for a description of the calculation of ROIC
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue CAGR
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Free Cash Flow
PEO | Robert J. Pagano, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,848,188)	$ (4,382,012)	$ (3,972,831)	$ (3,887,210)	$ (3,122,231)
PEO | Robert J. Pagano, Jr. [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,837	9,580,591	(3,011,019)	18,036,005	3,648,872
PEO | Robert J. Pagano, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,997,488	7,922,337	5,839,841	8,784,833	5,710,407
PEO | Robert J. Pagano, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(379,286)	3,738,743	(1,763,267)	7,306,301	1,155,712
PEO | Robert J. Pagano, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,732,352
PEO | Robert J. Pagano, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,122)	2,138,966	(3,268,280)	5,621,946	(202,386)
PEO | Robert J. Pagano, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,593	162,557	153,518	210,135	107,370
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(901,346)	(614,652)	(837,492)	(755,732)	(694,494)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,957)	1,377,044	(425,404)	3,874,267	772,589
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	918,408	983,990	944,536	1,661,076	1,240,944
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,251)	557,321	(237,348)	1,632,875	270,740
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,790	104,639	123,089	98,513
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,436)	322,054	(434,999)	1,196,663	(65,427)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,879	$ 23,692	$ 16,810	$ 40,872	$ 20,826